Schedule of Property Plant and Vehicle Deprication Over Years (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Vehicle	$ 5,562,185	$ 5,553,053	$ 5,723,839
Less: accumulated depreciation	3,037,317	2,242,866	1,134,680
Total property and equipment - net	2,524,868	3,310,187	4,589,159
Vehicles [Member]
Restructuring Cost and Reserve [Line Items]
Vehicle	5,119,048	5,119,048	5,142,828
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Less: accumulated depreciation	24,385	9,992
Total property and equipment - net	69,054	78,742
Next NRG Holding Corp [Member] | Vehicles [Member]
Restructuring Cost and Reserve [Line Items]
Vehicle	$ 88,734	$ 88,734